Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions			12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income tax
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Profit			$ (76,217)	¥ (530,619)	¥ (159,786)	¥ (202,125)
Composition of income tax expenses/(benefits):
Current income tax | ¥				8,788	(5,890)	31,467
Deferred income tax | ¥				(16,793)	1,417	(3,085)
Total			$ (1,150)	¥ (8,005)	¥ (4,473)	¥ 28,382
Hong Kong
Income tax
Income tax rate (as a percent)		16.50%
PRC
Income tax
Income tax rate (as a percent)			25.00%	25.00%
Preferential tax rate			15.00%	15.00%
Number of years to enjoy preferential tax rate			3 years	3 years
First two million | Hong Kong
Income tax
Income tax rate (as a percent)	8.25%
Profit | $	$ 2
Excess two million | Hong Kong
Income tax
Income tax rate (as a percent)	16.50%
Profit | $	$ 2